Leases (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2019 CHF (SFr)
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	SFr 800
Lease income [Abstract]
Interest income on sales-type lease receivables	13
Interest income on direct financing lease receivables	97
Lease income from operating leases	103
Variable lease income	3
Total lease income	216
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	54
Due between 1 and 2 years	47
Due between 2 and 3 years	42
Due between 3 and 4 years	39
Due between 4 and 5 years	38
Thereafter	103
Total	SFr 323
Lessor, lease options	Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
Sales-type leases [Member]
Lessor Disclosure [Line Items]
Total Lease, Unguaranteed Residual Asset	SFr 28
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	526
Impairment recognized, Sales-type leases	(3)
Total net investment, Sales-type Lease	551
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	221
Due between 1 and 2 years	129
Due between 2 and 3 years	90
Due between 3 and 4 years	53
Due between 4 and 5 years	25
Thereafter	37
Total	555
Future interest receivable	(29)
Lease receivables	526
Direct financing leases [Member]
Lessor Disclosure [Line Items]
Total Lease, Unguaranteed Residual Asset	440
Net Investment in Lease [Abstract]
Lease receivables, Direct financing leases	2,573
Impairment recognized, Direct financing leases	(15)
Total net investment, Direct financing leases	2,998
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	917
Due between 1 and 2 years	689
Due between 2 and 3 years	550
Due between 3 and 4 years	391
Due between 4 and 5 years	136
Thereafter	110
Total	2,793
Future interest receivable	(220)
Lease receivables	SFr 2,573